Related-Party Transactions and Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions and Exempt Party-In-Interest Transactions
6.
RELATED-PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments as of December 31, 2025 and 2024 are shares of a collective trust and mutual funds managed by Fidelity Management and Research Company. Fidelity Investments Institutional Operations Company, an affiliate of Fidelity Management Trust Company, the custodian of the Plan, is the recordkeeper as defined by the Plan and, therefore, these transactions qualify as exempt party-in-interest transactions. Fidelity Investments Institutional Operations Company and Fidelity Management Trust Company are underlying business units of Fidelity Management and Research Company, therefore, these transactions qualify as exempt party-in-interest transactions. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund within the Plan. The Plan also issues loans to participants, which are secured by the vested balances in the participants’ accounts.

As of December 31, 2025 and 2024 the Berkshire Fund held 109,496 shares of the common stock with a cost basis of $18,137,384 and 114,031 shares of common stock with a cost basis of $17,843,183, respectively. During 2025 the Plan purchased 3,020 shares of common stock with a value of $1,525,789 and sold 7,555 shares with a value of $3,745,659. These transactions in the Berkshire Common Stock qualify as exempt party-in-interest transactions.